Intangibles (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Buyout agreement relating to a player		$ 204,764,000
Gain on disposal of intangible assets		$ 204,764,000	$ (2,590,700)
Player contract cost	$ 2,389,000,000